Note 6 - Commitments and Contingencies - Future Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Note 6 - Commitments and Contingencies - Future Lease Payments (Details)
2019 (remaining 6 months)	$ 232	$ 239
Total	$ 840	$ 239